Schedule of Fair Value of Embedded Option and Stock Warrants (Details) - Theralink Technologies Inc [Member]	Jun. 30, 2023
Minimum [Member]
Debt Securities, Available-for-Sale [Line Items]
Term (in years). maximum	5 months 1 day
Maximum [Member]
Debt Securities, Available-for-Sale [Line Items]
Term (in years). maximum	6 years 6 months
Measurement Input, Expected Dividend Rate [Member]
Debt Securities, Available-for-Sale [Line Items]
Risk free interest rate maximum	0
Measurement Input, Option Volatility [Member] | Minimum [Member]
Debt Securities, Available-for-Sale [Line Items]
Risk free interest rate maximum	172.14
Measurement Input, Option Volatility [Member] | Maximum [Member]
Debt Securities, Available-for-Sale [Line Items]
Risk free interest rate maximum	396.53
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Securities, Available-for-Sale [Line Items]
Risk free interest rate maximum	3.60
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Securities, Available-for-Sale [Line Items]
Risk free interest rate maximum	5.47